Income Taxes - Effective Tax Reconciliation (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax benefit/ (expense)	$ 89	$ 1,400	$ (428)
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	(464)	978	(4,122)
AB USA's
Current tax expense	(56)	(312)
Deferred tax benefit/ (expense)	0	0
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	(56)	(312)
Effective tax rate Reconciliation	(3.19%)	45.60%
ABAS
Current tax expense	0	0	(75)
Deferred tax benefit/ (expense)	(458)	(332)	(241)
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	(458)	(332)	(316)
Effective tax rate Reconciliation	25.46%	44.09%	80.00%
Aegean NWE
Current tax expense	(163)	0	(3,370)
Deferred tax benefit/ (expense)	547	1,732	(187)
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	384	1,732	(3,557)
Effective tax rate Reconciliation	7.57%	33.44%	34.32%
ICS
Current tax expense	(334)	(110)	(249)
Deferred tax benefit/ (expense)	0	0	0
Total tax benefit/ (expense) Reconciliation / Income tax benefit/ (expense)	$ (334)	$ (110)	$ (249)
Effective tax rate Reconciliation	51.38%	13.63%	11.28%